LEASES	12 Months Ended
Dec. 31, 2019
LEASES
LEASES

9) LEASES

The Company incurs lease payments related to office space, drilling rig commitments, vehicles and other equipment. Leases are entered into and exited in coordination with specific business requirements which include the assessment of the appropriate durations for the related leased assets. Short-term leases with a lease term of 12 months or less are not recorded on the Consolidated Balance Sheet. Such items are charged to operating expenses and general and administrative expenses in the Consolidated Statement of Income/(Loss), unless the costs are included in the carrying amount of another asset in accordance with other U.S. GAAP.

($ thousands)	At December 31, 2019
Assets
Operating right-of-use assets	$48,729
Liabilities
Current operating lease liabilities	$17,541
Non-current operating lease liabilities	35,530
Total lease liabilities	$53,071

Weighted average remaining lease term (years)
Operating leases	4.3

Weighted average discount rate
Operating leases	4.1%

The components of lease expense for the year ended December 31, 2019 are as follows:

($ thousands)	2019
Operating lease cost	$19,483
Short-term lease cost	15,332
Sublease income	(1,072)
Total	$33,743

Maturities of lease liabilities, all of which are classified as operating leases at December 31, 2019, are as follows:

Maturity of Lease Liabilities
($ thousands)	Operating Leases
2020	$19,371
2021	14,098
2022	7,674
2023	6,706
2024	6,200
After 2024	3,979
Total lease payments	$58,028
Less imputed interest	(4,957)
Total discounted lease payments	$53,071
Current portion of lease liabilities	$17,541
Non-current portion of lease liabilities	$35,530

Supplemental information related to leases are as follows:

($ thousands)	December 31, 2019
Cash amounts paid to settle lease liabilities:
Operating cash flow used for operating leases	$18,637
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$20,818